COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid insurance		$ 2,508	$ 64,721
Other		32,934	15,215
Prepaid Expense and Other Assets, Current	$ 41,172	$ 35,442	$ 79,936